Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income (loss) before income taxes was as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	$(343,444)	$(250,042)	$(312,162)
Foreign	74	356	104

Total	$(343,370)	$(249,686)	$(312,058)

The components of the provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current Income Tax Provision:
Federal	$—	$—	$—
State	—	—	—
Foreign	65	40	51

Total Current Provision for Income Taxes	$65	$40	$51

	Year Ended December 31,
	2021	2020	2019
Deferred Income Tax (Benefit) Provision:
Federal	$(349)	$—	$—
State	(108)	—	—
Foreign	—	—	—

Total Deferred (Benefit) Provision for Income Taxes	$(457)	$—	$—

Total (Benefit) Provision for Income Taxes	$(392)	$40	$51

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective tax rate was as follows:

	Year Ended December 31,
	2021	2020	2019
Tax at statutory rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	0.04%	0.05%	0.05%
Permanent differences	1.16%	0.53%	1.51%
Stock-based compensation	(0.18)%	(0.03)%	(0.33)%
Change in valuation allowance	(22.17)%	(22.41)%	(15.04)%
Other	0.26%	0.84%	(6.96)%

Total rate	0.11%	(0.02)%	0.23%

Schedule of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets consisted of the following (in thousands):

	December 31,
	2021	2020
Net operating loss carryforwards	$393,967	$313,471
Intangibles	4,719	6,802
Research and development credits	7,221	5,636
Accruals and other reserves	18,386	16,007
Inventory reserve	10,415	21,239
Stock-based compensation	34,622	16,842
Lease liability	6,546	—
Other	2,427	581

Deferred tax assets before valuation allowance	478,303	380,578
Valuation allowance	(459,885)	(367,930)

Deferred tax assets after valuation allowance	18,418	12,648
Deferred tax liability on fixed assets	(13,107)	(12,648)
Deferred tax liability on ROU Asset	(5,311)	—

Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of year	$6,593	$4,829	$1,917
Decreases related to prior year tax positions	—	—	—
Increases related to prior year tax positions	—	—	988
Increases related to current year tax positions	1,764	1,764	1,924

Balance at end of year	$8,357	$6,593	$4,829